CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Revenue	¥ 4,464,002	¥ 4,132,357	¥ 3,312,290
Cost of revenue	(2,828,986)	(2,695,706)	(2,068,834)
Gross profit	1,635,016	1,436,651	1,243,456
Research and development expenses	(1,417,691)	(1,353,018)	(1,173,290)
Selling and marketing expenses	(411,356)	(588,380)	(629,488)
General and administrative expenses	(824,711)	(841,685)	(834,917)
Net impairment losses on financial and contract assets	(33,639)	(72,229)	(134,519)
Other income, gains or loss-net	70,818	13,921	58,432
Operating loss	(981,563)	(1,404,740)	(1,470,326)
Finance income	14,709	28,823	77,237
Finance costs	(37,173)	(76,637)	(150,363)
Finance costs - net	(22,464)	(47,814)	(73,126)
Share of (losses)/gain of associate and joint venture - net	24,852	9,946	(7,802)
Impairment charges on associates	(10,998)
Loss before income tax	(990,173)	(1,442,608)	(1,551,254)
Income tax benefit	62,147	112,095	137,131
Loss for the year	(928,026)	(1,330,513)	(1,414,123)
Loss attributable to:
Owners of the Company	(872,274)	(1,281,699)	(1,353,608)
Non-controlling interests	(55,752)	(48,814)	(60,515)
Loss for the year	(928,026)	(1,330,513)	(1,414,123)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	69,454	(152,542)	(608,427)
Changes in the fair value of debt instruments measured at fair value through other comprehensive income	5,324	(16)	(39)
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation differences	356,691
Changes in the fair value of equity investments measured at fair value through other comprehensive income		(1,796)
Other comprehensive income, net of tax	431,469	(154,354)	(608,466)
Total comprehensive loss for the year	(496,557)	(1,484,867)	(2,022,589)
Total comprehensive loss attributable to:
Owners of the Company	(440,805)	(1,436,053)	(1,962,074)
Noncontrolling interests	(55,752)	(48,814)	(60,515)
Total comprehensive loss for the year	¥ (496,557)	¥ (1,484,867)	¥ (2,022,589)
Loss per share attributable to owners of the Company (expressed in RMB per share)
Basic	¥ (0.80)	¥ (1.16)	¥ (1.27)
Diluted	(0.80)	(1.16)	(1.27)
Loss per ADS attributable to owners of the Company (expressed in RMB per share)
Basic	(23.90)	(34.69)	(38.14)
Diluted	¥ (23.90)	¥ (34.69)	¥ (38.14)
Technology Solutions,
Statement
Revenue	¥ 4,357,462	¥ 4,098,037	¥ 3,309,113
Virtual Bank Business
Statement
Revenue	¥ 106,540	¥ 34,320	¥ 3,177